Stockholders' Equity - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended			19 Months Ended	89 Months Ended
	Jan. 31, 2006	Jan. 31, 2016	Jan. 31, 2015	Jan. 31, 2014	Jan. 31, 2015	Jul. 03, 2013	Jul. 10, 2014	Jul. 09, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for grant (in shares)		46,879,908	30,789,538		30,789,538
ESPP purchase amount (in shares)		3,000,000	3,300,000
Shares issued under employee stock plans		$ 154,960	$ 127,820	$ 92,485
Total intrinsic value of the options exercised during the period		$ 291,300	$ 250,300	$ 292,300
Weighted-average remaining contractual life of vested and expected to vest options (in years)		4 years 9 months
Options vested		9,763,563
Weighted average exercise price vested		$ 41.99
Weighted-average contractual life of vested and expected to vest options (in years)		3 years 3 months 18 days
Aggregate intrinsic value		$ 254,557,559
Weighted-average exercise price		$ 0.001
Restricted stock units, vesting period (in years)		4 years
Weighted-average grant date fair value of the restricted stock units issued		$ 58.89	$ 46.99	$ 73.61
Preferred stock, shares authorized (in shares)		5,000,000	5,000,000		5,000,000
Preferred stock, outstanding (in shares)		0	0		0
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual life of stock options (in years)	10 years				7 years	5 years
Aggregate intrinsic value		$ 254,600
2014 Inducement Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized (in shares)							335,000
Shares available for grant (in shares)		646,548
2006 Inducement Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for grant (in shares)								319,000
Employee Stock Purchase Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for grant (in shares)		6,844,796
Amount withheld on behalf of employees for future purchases		$ 37,500
2013 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for grant (in shares)		46,233,360
Shares of common stock received under the plan (in shares)		83,127	108,800	67,041
Expense related to awards at the time of issuance		$ 5,000	$ 4,500	$ 4,800
Additional Paid-in Capital
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued under employee stock plans		$ 154,957	$ 127,816	$ 92,482